GOVERNMENT GRANTS	12 Months Ended
Dec. 31, 2014
Government Grants [Abstract]
GOVERNMENT GRANTS
12.         GOVERNMENT GRANTS

Hainan Jinpan, Shanghai Jinpan and Jinpan China received grants in advance from the local Chinese government based on its past business performance and its development of advance technologies which has to be pre-approved by the government. Government grants are recorded as deferred grant revenue until the terms of the grants are met and final approval from the government is obtained. Once these conditions are satisfied grant revenue is recognized in other income. The Group recognized income of RMB 20.7 million (US$ 3.4 million), RMB 14.2 million (US$ 2.3 million) and RMB 16.2 million (US$ 2.6 million) respectively in 2014, 2013 and 2012, respectively. In the year 2014 and 2013, Guilin JFT received approximately RMB 4.4 million (US$ 0.7 million) and RMB 14.0 million (US$ 2.3 million)   respectively from Guilin government to subsidize the bank loan interest that occurred for fixed assets investment in Guilin. The amount we received was recorded as deferred grant revenue.